Subsequent Events (Details Textual) (USD $)	3 Months Ended		12 Months Ended						12 Months Ended							12 Months Ended									12 Months Ended	1 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 10, 2013	Feb. 19, 2013	Jun. 30, 2012	Apr. 30, 2011	Dec. 31, 2013 Chief Commercial Officer [Member]	Dec. 31, 2013 Chief Science Officer [Member]	Dec. 31, 2013 Dec 2013 Convertible Subordinated Debt [Member]	Dec. 31, 2013 April 2011 secured promissory note [Member]	Dec. 31, 2013 MidCap Note [Member]	Dec. 31, 2013 JPT Warrants [Member]	Mar. 31, 2014 Deerfield Facility Agreement [Member]	Dec. 31, 2013 Private Placement [Member]	Mar. 31, 2014 Jp Nevada Trust Note [Member]	Feb. 28, 2014 Jp Nevada Trust Note [Member]	Dec. 31, 2013 Jp Nevada Trust Note [Member]	Feb. 28, 2013 Jp Nevada Trust Note [Member]	Apr. 30, 2011 Jp Nevada Trust Note [Member]	Dec. 31, 2013 Midcap Financial Llc [Member]	Feb. 19, 2013 Midcap Financial Llc [Member]	Feb. 28, 2013 Worden [Member]	Dec. 31, 2013 BTIG, LLC [Member]	Mar. 31, 2014 Subsequent Event [Member] Equity Incentive Plan [Member]	Mar. 31, 2014 Subsequent Event [Member] Chief Commercial Officer [Member]	Mar. 31, 2014 Subsequent Event [Member] Chief Commercial Officer [Member] Period One [Member]	Mar. 31, 2014 Subsequent Event [Member] Chief Commercial Officer [Member] Period Two [Member]	Mar. 31, 2014 Subsequent Event [Member] Chief Science Officer [Member]	Mar. 31, 2014 Subsequent Event [Member] Chief Science Officer [Member] Period One [Member]	Mar. 31, 2014 Subsequent Event [Member] Chief Science Officer [Member] Period Two [Member]	Mar. 31, 2014 Subsequent Event [Member] Chief Science Officer [Member] Equity Incentive Plan [Member]	Mar. 31, 2014 Subsequent Event [Member] Deerfield Warrants [Member]	Mar. 31, 2014 Subsequent Event [Member] Deerfield Facility Agreement [Member]	Mar. 31, 2014 Subsequent Event [Member] Private Placement [Member]	Mar. 31, 2014 Subsequent Event [Member] Placement Agent [Member]	Dec. 31, 2013 Subsequent Event [Member] Midcap Financial Llc [Member]
Subsequent Event [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights					0.46		1.42							0.52	0.52		0.52	0.70	0.70	0.70	0.70	0.70	0.70	0.70												0.52
Proceeds From Issuance Of Shares Distribution Percentage																75.00%
Proceeds From Issuance Of Common Stock	$ 3,666,260	$ 4,851,738	$ 5,462,132	$ 9,493,906												$ 3,000,000
Stock Issued During Period Conversion Price Per Share																																						$ 0.46
Notes Outstanding Percentage																																						110.00%
Stock Issued During Period Conversion Percentage																																						75.00%
Stock Issued During Period Exercise Price Per Share																																						$ 0.68
Debt Instrument, Convertible, Conversion Price			$ 0.46								$ 0.4636														$ 0.46
Subsequent Offering Participation Rights Percentage																									35.00%
Warrants Issued During Period Value To Placement Agent																									194,133
Cash Commission Issued During Period																									240,000
Line of Credit Facility, Maximum Borrowing Capacity						7,500,000																													35,000,000
Initial Draw Disbursement Amount																																			9,000,000
Second Draw Disbursement Amount																																			26,000,000
Common Stock Holding Percentage																																			30.00%
Common Stock Price Description																																			the average VWAP of the Company’s stock price for the five days immediately after the public announcement of the results of the stroke trial is at least 50% greater than the average VWAP for the five day period immediately preceding the announcement of the results of the stroke trial, and (iv) the average VWAP for the five day period preceding the announcement of the results of the special meeting of the Company’s shareholders is at least 200% of the Conversion Price of $0.52 or $1.04
Senior Secured Convertible Notes Interest Rate Stated Percentage																																			5.75%
Principal Payment Percentage																																			3.00%
Percentage Of Beneficial Ownership Limitation																																			9.98%
Conversion Price Per Share																																			$ 0.52
Redeemption Share Percentage																																			33.33%
Proceeds Percentage For Equity Raising Transaction																																			35.00%
Exemption Amount																																			10,000,000
Event Of Default Amount																																			5,000,000
Warrants Issue For Common Stock Acquisition																																		25,115,384			4,797,692
Exercise Price														$ 0.52																				$ 0.52
Warrants Issue For Common Stock Acquisition On Second Draw																																		67,500,001			1,272,692
Exercise Price On Second Draw																																		$ 0.52
Additional Warrants Issued																																		92,615,385
Warrants Limitation Description																																		The seven-year Deerfield Warrants also contain certain limitations that prevent the holder of any Warrants from acquiring shares upon exercise of a warrant that would result in the number of shares beneficially owned by it and its affiliates to exceed 9.98% of the total number of shares of our common stock then issued and outstanding
Proceeds From Private Placements Expected Funding																																					35,000,000
Total Cash Compensation																																					2,450,000
Cash Compensation On InItial Draw																																					720,000
Interest And Fee On Initial Draw Prepayment																																			3,800,000
Convertible Notes Amount Outstanding																																			339,000
Net Proceeds																																			4,100,000
Secured Debt												2,100,000
Debt Instrument, Term												5 years																								5 years
Repayments of Secured Debt													3,800,000
Debt Instrument, Interest Rate, Stated Percentage	4.00%				10.00%			12.00%			10.00%
Common Stock, Shares, Issued	121,326,733		107,164,855	93,808,386																																3,846,154
Proceeds from Issuance or Sale of Equity, Total	3,666,260		5,462,132	13,560,862																																2,000,000
Warrant Issued To Purchase Share																																				2,884,615	201,923
Class Of Warrant Or Right Expriry Date Of Warrants Or Rights																																				Mar. 31, 2019
Payments for Commissions																																					160,000
Debt Instrument Accrued Interest Convertible Conversion Price1											$ 0.5295
Salary Amount Annually																											300,000			290,000
Share-Based Compensation Arrangement By Share-Based Payment Award, Options, Grants In Period, Gross	222,500		1,038,000	2,271,500																						0							0
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period																											0 years		0 years	0 years		36 years
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights, Percentage										1.06%																		40.00%	60.00%		25.00%	75.00%
Bonus Percentage Of Annual Salary																														40.00%
Convertible Debt instrument, Accrued Interest Percentage											10.00%
Debt Conversion, Converted Instrument, Shares Issued	540,000		1,600,219								5,981,859			750,000
Share based compensation award, outstanding common stock acquisition percentage									1.27%
Indefinite-lived Intangible Assets Acquired	$ 29,600,000